CERTIFICATION OF
                      STRONG HERITAGE RESERVE SERIES, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG HERITAGE MONEY FUND
                           STRONG INVESTORS MONEY FUND


STRONG HERITAGE RESERVE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2.  Reference  is made to the Strong  Heritage  Money  Fund's  Prospectuses  and
Statement of Additional Information for the Investor Class, Advisor Class and Institutional Class shares and to the Strong Investors Money Fund's Prospectus and Statement of Additional Information each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 17 (File No. 33-59361; 811-7285), which was filed with the Securities and Exchange Commission on February 23, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Heritage Money and Strong Investors Money Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG HERITAGE RESERVE SERIES, INC.


                                   /S/ SUSAN A. HOLLISTER
                                   --------------------------------------------
                                   By: Susan A. Hollister
                                   Title: Vice President and Assistant Secretary


Dated: March 5, 2001